Issued Capital (Tables)	6 Months Ended
Jun. 30, 2024
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Summary of Capital Issued

(in thousands)	Note	June 30 2024	December 31 2023

Issued capital

Share capital issued and outstanding: 453,635,246 common shares (December 31, 2023: 453,069,254 common shares)	17.1	$3,796,172	$3,777,323

Summary of Common Shares Issued and Outstanding
A continuity schedule of the Company’s issued and outstanding common shares from January 1, 2023 to June 30, 2024 is presented below:

	Number of Shares	Weighted Average Price

At January 1, 2023	452,318,526

Share purchase options exercised 1	397,636	Cdn$31.17

Restricted share units released 1	59,672	Cdn$0.00

At March 31, 2023	452,775,834

Share purchase options exercised 1	32,611	Cdn$35.78

Restricted share units released 1	60,155	Cdn$0.00

Dividend reinvestment plan 2	100,732	US$47.23

At June 30, 2023	452,969,332

Share purchase options exercised 1	58,675	Cdn$42.36

Dividend reinvestment plan 2	41,247	US$45.50

At December 31, 2023	453,069,254

Share purchase options exercised 1	158,148	Cdn$33.20

Restricted share units released 1	68,277	Cdn$0.00

At March 31, 2024	453,295,679

Share purchase options exercised 1	311,211	Cdn$36.79

Restricted share units released 1	1,217	Cdn$0.00

Dividend reinvestment plan 2	27,139	US$51.95

At June 30, 2024	453,635,246

1)	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
2)
The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date.

Schedule of Dividends Declared
17.2.	Dividends Declared

	Three Months Ended June 30				Six Months Ended June 30

(in thousands, except per share amounts)	2024		2023		2024		2023

Dividends declared per share	$0.155		$0.150		$0.310		$0.300

Average number of shares eligible for dividend	453,376		452,919		453,334		452,827

Total dividends declared	$70,273		$67,938		$140,534		$135,848

Paid as follows:

Cash	$69,913	99%	$65,857	97%	$139,124	99%	$131,091	96%

DRIP 1	360	1%	2,081	3%	1,410	1%	4,757	4%

Total dividends declared	$70,273	100%	$67,938	100%	$140,534	100%	$135,848	100%

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.